Acquisitions (Details Narrative 1) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands								1 Months Ended		9 Months Ended		12 Months Ended
	Dec. 15, 2022	Dec. 07, 2022	Jul. 30, 2022	Jun. 30, 2022	Jun. 04, 2022	Jul. 15, 2021	Jun. 04, 2021	Jan. 31, 2022	Jun. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 27, 2022
Asset Acquisition [Line Items]
Cash acquired from acquisition	$ 25,000	$ 23,000
Payments to acquire productive assets										$ 500	$ 10,331	$ 35,331	$ 7,950
Developed technology useful life						3 years								10 years
Transaction related costs	$ 283
Transaction costs related to acquisition						$ 35
30/06/2022 [Member]
Asset Acquisition [Line Items]
Vested				22,728
Fulltime Fantasy Sports LLC [Member]
Asset Acquisition [Line Items]
Transaction related costs						$ 35
Vested												11,364
Cash paid				$ 225				$ 225
Fulltime Fantasy Sports LLC [Member] | 30/06/2022 [Member]
Asset Acquisition [Line Items]
Vested				11,364									11,364
Cash paid			$ 450
Fulltime Fantasy Sports LLC [Member] | Maximum [Member]
Asset Acquisition [Line Items]
Vested						34,092
College Spun Media Incorporated [Member]
Asset Acquisition [Line Items]
Cash acquired from acquisition							$ 11,830
Restricted stock award gross							194,806
Restructuring and related cost, incurred cost							$ 128
Business combination step acquisition equity interest in acquiree fair value1									$ 5,175
Working capital									1,932
Good will period increase decrease									$ 3,977
Developed technology useful life							10 years
College Spun Media Incorporated [Member] | Closing [Member]
Asset Acquisition [Line Items]
Payments to acquire productive assets							$ 10,830
Payments to acquire productive assets							830
College Spun Media Incorporated [Member] | First Anniversary Date [Member]
Asset Acquisition [Line Items]
Stock issued during period value purchase of assets							500
Stock issued during period value purchase of assets							453
Stock issued during period value imputed interest							$ 47
College Spun Media Incorporated [Member] | Second Anniversary Date [Member]
Asset Acquisition [Line Items]
Stock issued during period value purchase of assets					$ 500
Fulltime Fantasy Sports LLC [Member]
Asset Acquisition [Line Items]
Transaction costs related to acquisition						$ 35
Total cash consideration						$ 1,257